Segment data - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Disclosure [Line Items]
Total assets	¥ 47,729,830	¥ 41,437,473	¥ 35,483,317
Unallocated corporate assets
Segment Reporting Disclosure [Line Items]
Total assets	¥ 8,742,168	¥ 7,659,617	¥ 5,599,970